Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components of Income Tax Provision

(millions)	2017	2016	2015
Current tax provision
Federal	$680.9	$469.6	$655.3
State	12.8	12.7	14.7
Deferred tax expense (benefit)
Federal	(149.4)	(66.3)	(47.7)
State	(3.5)	(2.5)	(11.2)
Total income tax provision	$540.8	$413.5	$611.1

Reconciliation of Provision (Benefit) for Income Taxes Reported in Consolidated Statements of Income with Tax at Statutory Rate

($ in millions)	2017		2016		2015
Income before income taxes	$2,138.9		$1,470.7		$1,911.6
Tax at statutory federal rate	$748.6	35%	$514.8	35%	$669.1	35%
Tax effect of:
Net deferred tax liability revaluation[1]	(99.5)	(5)	0	0	0	0
Tax credits	(52.4)	(2)	(62.2)	(4)	(1.9)	0
Stock-based compensation[2]	(25.1)	(1)	0	0	0	0
Dividends received deduction	(20.7)	(1)	(22.6)	(2)	(19.8)	(1)
Exempt interest income	(16.9)	(1)	(15.7)	(1)	(17.8)	(1)
Tax-deductible dividends	(9.7)	0	(6.1)	0	(7.9)	0
Nondeductible compensation expense[3]	10.1	0	0.5	0	0.3	0
State income taxes, net of federal taxes	6.0	0	6.6	0	2.3	0
Other items, net	0.4	0	(1.8)	0	0.6	0
Non-taxable gain[4]	0	0	0	0	(13.8)	(1)
Total income tax provision	$540.8	25%	$413.5	28%	$611.1	32%

[1] Pursuant to the recently enacted legislation commonly known as the Tax Cuts and Jobs Act of 2017 (the “Tax Act”); see further discussion below.
[2] Represents excess tax benefits associated with share-based payments awards. Prior to 2017, these excess tax benefits were recorded directly to additional paid-in capital under the then existing accounting guidance.
[3] Increase in 2017 primarily reflects changes in compensation that qualifies for deduction under the Tax Act.
[4] Represents the tax effect of holding period gains on the 5% interest in ARX we owned prior to acquisition of a controlling interest on April 1, 2015.

Components of Net Deferred Tax Assets
t December 31, 2017 and 2016. As noted above, the federal deferred tax assets and liabilities at December 31, 2017, have been revalued to reflect the new 21% federal corporate income tax rate under the Tax Act.

(millions)	2017	2016
Federal deferred tax assets:
Unearned premiums reserve	$368.9	$515.6
Non-deductible accruals	166.0	259.9
Loss and loss adjustment expense reserves	48.4	76.5
Hedges on forecasted transactions	4.8	5.1
Investment basis differences	0	31.3
Other	7.3	8.9
Federal deferred tax liabilities:
Net unrealized gains on securities	(419.5)	(507.2)
Deferred acquisition costs	(163.9)	(227.9)
Property and equipment	(75.5)	(120.2)
Intangible assets	(66.6)	(145.3)
Prepaid expenses	(7.1)	(9.2)
Investment basis differences	(5.5)	0
Deferred gain on extinguishment of debt	(0.4)	(1.5)
Other	(6.1)	(7.7)
Net federal deferred tax liability	(149.2)	(121.7)
Net state deferred tax asset	14.2	10.4
Net deferred tax liability	$(135.0)	$(111.3)